OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
CLO Debt Securities

Atlas Senior Loan Fund XX, Ltd.
Mezzanine Debt - Class E	14.74%	(SOFR + 9.43%)	10/13/2022	10/19/2035	$2,000,000	$1,874,663	$2,021,492	1.9%

Atlas Senior Loan Fund XXI, Ltd.
Mezzanine Debt - Class E	14.62%	(SOFR + 9.04%)	7/20/2023	7/20/2035	1,450,000	1,339,972	1,469,484	1.2%

Birch Grove CLO 5, Ltd.
Mezzanine Debt - Class E	13.97%	(SOFR + 8.65%)	4/28/2023	4/20/2035	3,000,000	2,925,104	3,013,833	2.5%

Birch Grove CLO 6, Ltd.
Mezzanine Debt - Class E	14.51%	(SOFR + 8.93%)	7/7/2023	7/7/2035	2,500,000	2,432,109	2,522,805	2.1%

Brightwood Capital MM CLO 2023-1, Ltd.
Mezzanine Debt - Class D	11.85%	(SOFR + 6.46%)	9/28/2023	10/15/2035	807,080	784,248	784,248	0.6%
Mezzanine Debt - Class E	15.75%	(SOFR + 10.36%)	9/28/2023	10/15/2035	1,882,451	1,704,944	1,704,944	1.4%
					2,689,531	2,489,192	2,489,192	2.0%
Elevation CLO 2023 - 17
Mezzanine Debt - Class E	13.55%	(SOFR + 8.16%)	11/16/2023	10/20/2036	2,000,000	1,883,651	1,883,651	1.5%

Empower CLO 2023-2, Ltd.
Mezzanine Debt - Class E	13.56%	(SOFR + 8.25%)	8/22/2023	7/15/2036	2,000,000	2,000,000	2,017,040	1.6%

Fortress Credit BSL X Limited
Mezzanine Debt - Class E	12.52%	(SOFR + 6.94%)	8/1/2023	7/23/2032	2,500,000	2,260,946	2,451,362	2.0%

Fortress Credit Opportunities VII CLO Limited
Mezzanine Debt - Class E	12.72%	(SOFR + 7.14%)	8/1/2023	4/20/2033	3,750,000	3,360,685	3,688,061	3.0%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Gallatin CLO X 2023-1, Ltd.
Mezzanine Debt - Class E	13.53%	(SOFR + 8.22%)	9/7/2023	10/14/2035	$4,000,000	$3,780,988	$4,022,293	3.3%

LCM 31 CLO
Mezzanine Debt - Class E	12.66%	(SOFR + 7.08%)	12/18/2020	1/20/2032	250,000	248,871	244,701	0.2%

Sandstone Peak CLO II
Mezzanine Debt - Class E	14.11%	(SOFR + 8.79%)	6/9/2023	7/20/2036	2,800,000	2,697,955	2,821,867	2.3%

Sound Point CLO 36, Ltd.
Mezzanine Debt - Class E	14.13%	(SOFR + 8.81%)	8/9/2023	7/26/2030	2,500,000	2,348,747	2,522,384	2.1%

Sycamore Tree CLO 2023-2
Mezzanine Debt - Class E	14.26%	(SOFR +8.94%)	2/22/2023	4/20/2035	4,000,000	3,852,866	4,007,500	3.3%

Sycamore Tree CLO 2023-3
Mezzanine Debt - Class E	13.98%	(SOFR + 8.66%)	4/14/2023	4/20/2035	3,000,000	2,886,579	3,008,384	2.5%

Trinitas CLO XX, Ltd.
Mezzanine Debt - Class E	13.47%	(SOFR + 8.15%)	8/3/2023	7/20/2035	6,000,000	5,848,516	6,047,263	4.9%

VCP CLO II
Mezzanine Debt - Class E	13.98%	(SOFR + 8.40%)	2/19/2021	4/15/2031	500,000	491,141	500,376	0.4%

Total CLO Debt Securities					$44,939,531	$42,721,985	$44,731,688	36.8%

CLO Equity Securities(6)

Allegro CLO VII, Ltd.
Subordinated Notes	9.37%		2/14/2019	6/13/2031	$3,100,000	$1,428,568	$607,814	0.5%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Allegro CLO 2021-2, Ltd.
Subordinated Notes	18.74%		8/23/2021	10/15/2034	$5,000,000	$3,861,423	$3,170,392	2.6%

Allegro CLO XV, Ltd.
Subordinated Notes	21.59%		6/10/2022	7/20/2035	4,640,000	3,326,844	3,254,656	2.7%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	9.31%		10/5/2018	4/13/2031	2,100,000	1,127,667	768,696	0.6%

Apex Credit CLO 2020 Ltd.
Subordinated Notes	13.49%		11/16/2020	10/20/2031	6,170,000	5,462,979	3,695,141	3.0%

Apex Credit CLO 2021 Ltd.
Subordinated Notes	21.61%		5/28/2021	7/18/2034	7,140,000	5,466,530	4,564,217	3.7%

Apex Credit CLO 2022-1A
Subordinated Notes	16.85%		4/28/2022	4/22/2033	8,833,176	7,075,592	5,391,791	4.4%

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	4/20/2028	1,200,000	424,911	66,052	0.1%

Atlas Senior Loan Fund X Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	1/15/2031	5,000,000	2,033,362	445,299	0.4%

Atlas Senior Loan Fund XVII Ltd.
Subordinated Notes	20.41%		9/20/2021	10/20/2034	6,000,000	4,595,658	3,185,190	2.6%

Battalion CLO IX Ltd.
Subordinated Notes - Income	10.21%		10/10/2018	7/15/2031	1,079,022	579,787	276,746	0.2%
Subordinated Notes	10.21%		10/10/2018	7/15/2031	1,770,978	951,567	454,218	0.4%
					2,850,000	1,531,354	730,964	0.6%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Battalion CLO XI Ltd.
Subordinated Notes	13.37%		3/20/2019	10/24/2029	$5,000,000	$3,769,016	$2,763,910	2.3%

Battalion CLO XV Ltd.
Subordinated Notes	30.45%		5/4/2023	1/17/2033	3,500,000	1,816,185	1,880,141	1.5%
Subordinated Notes	30.45%		5/4/2023	1/17/2033	3,500,000	1,816,185	1,880,141	1.5%
					7,000,000	3,632,370	3,760,282	3.0%
Battalion CLO XIX Ltd.
Subordinated Notes	22.68%		3/16/2021	4/15/2034	5,000,000	2,905,455	2,596,420	2.1%

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	7.46%		9/18/2019	1/15/2030	3,701,700	2,096,779	1,047,185	0.9%

Bridge Street CLO III Ltd.
Subordinated Notes	20.85%		12/28/2022	10/20/2034	6,900,000	3,855,490	4,818,876	3.9%

Brightwood Capital MM CLO 2023-1, Ltd.
Subordinated Notes	14.56%		9/28/2023	10/15/2035	4,847,312	4,480,034	4,480,034	3.7%

Crown Point CLO 4 Ltd.
Subordinated Notes	3.53%		3/22/2019	4/20/2031	5,000,000	2,734,242	1,304,328	1.1%

Dryden 30 Senior Loan Fund
Subordinated Notes(7)(8)	0.00%		10/5/2018	11/15/2028	1,000,000	280,691	96,002	0.1%

Dryden 38 Senior Loan Fund
Subordinated Notes	1.19%		10/5/2018	7/15/2030	2,600,000	1,247,276	667,630	0.5%

Dryden 41 Senior Loan Fund
Subordinated Notes(7)	0.00%		10/5/2018	4/15/2031	2,600,000	846,172	371,869	0.3%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Dryden 53 CLO, Ltd.
Subordinated Notes - Income	3.50%		10/5/2018	1/15/2031	$3,200,000	$1,486,858	$638,530	0.5%
Subordinated Notes	4.94%		10/1/2019	1/15/2031	500,000	225,293	99,770	0.1%
					3,700,000	1,712,151	738,300	0.6%
Dryden 60 CLO, Ltd.
Subordinated Notes	6.17%		4/23/2021	7/15/2031	5,950,000	4,127,349	2,609,103	2.1%

Dryden 76 CLO, Ltd.
Subordinated Notes	14.41%		9/27/2019	10/20/2032	2,250,000	1,888,821	1,490,431	1.2%

Dryden 87 CLO, Ltd.
Subordinated Notes	18.00%		6/2/2021	5/20/2034	5,000,000	4,190,877	3,530,728	2.9%

Dryden 95 CLO, Ltd.
Subordinated Notes	17.83%		7/29/2021	8/20/2034	6,000,000	4,749,999	3,961,859	3.2%

Dryden 98 CLO, Ltd.
Subordinated Notes	18.81%		3/17/2022	4/20/2035	5,500,000	4,332,419	3,906,117	3.2%

Elevation CLO 2017-8, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	10/25/2030	2,000,000	695,724	159,768	0.1%

Elevation CLO 2021-12, Ltd.
Subordinated Notes	10.58%		5/26/2021	4/20/2032	3,500,000	2,477,927	1,395,214	1.1%

Elevation CLO 2021-13, Ltd.
Subordinated Notes	14.68%		6/9/2021	7/15/2034	6,026,765	4,526,335	2,992,305	2.4%

Elevation CLO 2021-14, Ltd.
Subordinated Notes	13.55%		10/29/2021	10/20/2034	7,237,500	5,759,233	3,927,503	3.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Elevation CLO 2021-15, Ltd.
Subordinated Notes	13.16%		12/23/2021	1/5/2035	$9,000,000	$6,370,616	$3,939,882	3.2%

Empower CLO 2023 - 3, Ltd.
Subordinated Notes	14.01%		12/21/2023	1/20/2037	10,675,000	7,595,043	7,595,043	6.2%

Flatiron CLO 2017-1, Ltd.
Subordinated Notes	5.97%		3/22/2019	5/15/2030	3,000,000	1,703,131	1,285,698	1.0%

Flatiron CLO 18 Ltd.
Subordinated Notes	6.97%		10/5/2018	4/17/2031	4,500,000	2,904,982	2,195,556	1.8%

Greenwood Park CLO, Ltd.
Subordinated Notes	3.97%		10/5/2018	4/15/2031	4,000,000	2,147,255	1,160,446	0.9%

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	8.77%		3/20/2019	7/20/2031	3,000,000	1,732,385	803,205	0.7%

HarbourView CLO VII-R, Ltd.
Subordinated Notes(7)(8)	0.00%		10/5/2018	11/18/2026	3,100,000	1,886,533	109,692	0.1%

Jamestown CLO XVI, Ltd.
Subordinated Notes	20.86%		7/29/2021	7/25/2034	3,500,000	2,600,349	2,224,590	1.8%

LCM 31 CLO
Subordinated Notes	17.56%		12/18/2020	1/20/2032	1,350,000	951,308	613,342	0.5%

Madison Park Funding XXIII, Ltd.
Subordinated Notes	14.36%		10/5/2018	7/27/2047	4,000,000	2,195,317	1,790,858	1.5%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Madison Park Funding XXIX, Ltd.
Subordinated Notes	12.93%		12/22/2020	10/18/2047	$1,000,000	$584,712	$521,304	0.4%

Marble Point CLO X Ltd.
Subordinated Notes(7)	0.00%		10/5/2018	10/15/2030	7,000,000	2,903,820	1,036,262	0.8%

Marble Point CLO XI Ltd.
Subordinated Notes - Income(7)	0.00%		10/5/2018	12/18/2047	1,500,000	735,559	166,734	0.1%

Marble Point CLO XX Ltd.
Subordinated Notes	16.29%		4/9/2021	4/23/2051	5,125,000	3,843,341	2,896,518	2.4%

Marble Point CLO XXI Ltd.
Subordinated Notes	15.17%		8/24/2021	10/17/2051	5,250,000	4,018,155	3,101,737	2.5%

Marble Point CLO XXIII Ltd.
Subordinated Notes	15.75%		12/3/2021	1/22/2052	1,750,000	1,410,534	1,130,677	0.9%

MidOcean Credit CLO VII Ltd.
Subordinated Notes - Income(7)(8)	0.00%		3/20/2019	7/15/2029	3,275,000	1,047,083	—	—%

MidOcean Credit CLO VIII Ltd.
Subordinated Notes - Income	9.96%		1/14/2019	2/20/2031	3,225,000	1,772,257	763,432	0.6%

MidOcean Credit CLO IX Ltd.
Subordinated Notes - Income(7)	0.00%		11/21/2018	7/20/2031	3,000,000	1,627,442	633,489	0.5%

Niagara Park CLO, Ltd.
Subordinated Notes	14.06%		11/8/2019	7/17/2032	4,500,000	3,363,352	2,657,957	2.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Octagon Investment Partners 39, Ltd.
Subordinated Notes	4.76%		2/27/2020	10/20/2030	$3,600,000	$1,887,297	$989,355	0.8%

Rockford Tower CLO 2019-1, Ltd.
Subordinated Notes	22.33%		8/25/2023	4/20/2034	4,500,000	2,637,291	2,555,529	2.1%

Sound Point CLO IV-R, Ltd.
Subordinated Notes(7)(8)	0.00%		11/2/2018	4/18/2031	4,000,000	599,847	268,650	0.2%

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	23.59%		3/28/2022	4/15/2035	5,000,000	3,456,029	3,149,277	2.6%

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes(7)(8)	0.00%		10/10/2018	10/22/2031	2,778,000	1,103,093	429,360	0.4%

Trinitas CLO VIII
Subordinated Notes	7.17%		4/28/2021	7/20/2117	2,800,000	1,469,357	661,072	0.5%

Vibrant CLO X, Ltd.
Subordinated Notes(7)(11)	0.00%		5/23/2019	10/20/2031	8,000,000	3,926,768	1,426,865	1.2%

Vibrant CLO XIII, Ltd.
Subordinated Notes	17.53%		6/3/2021	7/15/2034	5,000,000	3,973,318	3,306,824	2.7%

Vibrant CLO XV, Ltd.
Subordinated Notes	26.07%		8/21/2023	1/20/2035	4,000,000	2,538,964	2,742,209	2.2%

Voya CLO 2017-4, Ltd.
Subordinated Notes	2.30%		10/5/2018	10/15/2030	1,000,000	537,213	214,486	0.2%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

Company and Investment(1)(2)	Interest Rate /Effective Yield(3)	Spread Above Index(4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value(5)	Percent of Net Assets
Wind River 2015-1 CLO
Subordinated Notes	5.03%		4/28/2021	10/20/2030	$2,600,000	$1,114,660	$550,236	0.4%

Webster Park CLO
Subordinated Notes	8.17%		4/23/2021	1/20/2027	3,363,000	1,787,173	1,010,160	0.8%

Zais CLO 3, Limited
Subordinated Notes - Income(7)(8)	0.00%		10/10/2018	7/15/2031	1,038,255	491,947	84,473	0.1%
Subordinated Notes(7)(8)	0.00%		10/10/2018	7/15/2031	1,761,745	834,659	143,337	0.1%
					2,800,000	1,326,606	227,810	0.2%

Total CLO Equity Securities					$274,037,453	$174,394,038	$124,656,331	101.5%

Loan Accumulation Facilities(9)

Allegro CLO XVI, Ltd
Loan Accumulation Facility	15.50%		6/2/2023	5/5/2025	$2,623,750	$2,623,750	$2,623,750	2.1%

Apex Credit CLO 2022-II Ltd.
Loan Accumulation Facility	15.50%		9/22/2023	9/22/2024	3,000,000	3,000,000	3,000,000	2.4%

Empower CLO 2024-1, Ltd
Loan Accumulation Facility	15.50%		11/20/2023	11/20/2024	1,700,000	1,700,000	1,700,000	1.4%

Total Loan Accumulation Facilities					$7,323,750	$7,323,750	$7,323,750	5.9%

Other CLO equity-related investments
CLO other(10)	19.06%					$874,878	$923,582	0.8%

Total Investments					$326,300,734	$225,314,651	$177,635,351	145.0%

OFS Credit Company, Inc.

Schedule of Investments

As of January 31, 2024

(unaudited)

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.

(2)	We do not “control” and are not an “affiliate” of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, we would be presumed to “control” a portfolio investment if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if we owned 5% or more of its voting securities.

(3)	The rate disclosed on CLO equity securities is the estimated effective yield, generally established at purchase, and reevaluated upon the receipt of the initial distribution and each subsequent quarter thereafter. The estimated effective yield is based upon projected amounts and timing of future distributions and the projected amounts and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amounts and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflect the contractual interest rate, and exclude yield related to accretion of discounts. The rate disclosed on Loan Accumulation Facilities represents the estimated yield to be earned on the investment through estimated redemption. As of January 31, 2024, the Company’s weighted-average effective yield on its total investments, based on current amortized cost, was 13.59% (excludes discount accretion on CLO debt investments).

(4)	CLO debt securities bear interest at a rate determined by reference to three-month Secured Overnight Financing Rate (“SOFR”) which resets quarterly. The rate provided for each CLO debt security is as of January 31, 2024.

(5)	The fair value of all investments was determined in good faith by OFS Advisor using significant, unobservable inputs.

(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the residual cash flow payments made by underlying securities less contractual payments to debt holders and fund expenses, subject to compliance with coverage tests and other provisions of the respective CLO indenture, as applicable.

(7)	As of January 31, 2024, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated redemption, is equal to or less than current amortized cost. Projected distributions are monitored and re-evaluated quarterly. All actual distributions received will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.

(8)	Non-income producing.

(9)	Loan Accumulation Facilities are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.

(10)	Fair value represents discounted cash flows associated with fees earned from CLO equity-related investments.

(11)	As of January 31, 2024, the investment has been optionally redeemed and is in the process of liquidating. Remaining residual distributions are anticipated to be recognized as a return of capital.